CONCENTRATIONS OF RISK (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue	$ 2,269	$ 125,570	$ 133,202	$ 96,584
Customer B [Member]
Revenue	$ 2,225	0	$ 0	$ 25,441
Revenue in percentage	98.00%		0.00%	26.30%
Accounts Receivable	$ 0		$ 187,314	$ 25,441
Customer A [Member]
Revenue	0	$ 125,120	$ 125,120	$ 62,560
Revenue in percentage		100.00%	94.00%	64.80%
Accounts Receivable	$ 187,314		$ 187,314	$ 62,560